First Trust China AlphaDEX Fund Investment Strategy - First Trust China AlphaDEX Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 90% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is owned and is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider“). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity.The Index is composed of securities issued by companies assigned to China, as classified by the Index Provider. The Index Provider assigns companies to a country primarily by their country of incorporation, domicile and primary exchange listing. China is an emerging market country, as classified by the Index Provider, based on factors, including but not limited to, gross national income per capita, national market capitalization and national trading volume. According to the Index Provider, the Index employs the AlphaDEX® security selection methodology to select and weight securities from the Nasdaq ChinaTM Index (the “Base Index”). The Index uses the AlphaDEX® selection methodology which aims to select securities that may generate positive alpha, or risk-adjusted returns, relative to traditional indices. Alpha is an indication of how much an investment outperforms or underperforms on a risk-adjusted basis relative to its benchmark. The Base Index is a comprehensive, rules-based index designed to measure stock market performance of companies assigned to China by the Index Provider. The Fund may invest in B Shares, U.S. listed common stocks, depositary receipts, securities denominated in non-U.S. currencies, real estate investment trusts ("REITs"), preferred securities and small, mid and large cap companies. B Shares are shares of Chinese companies traded on either the Shanghai exchange in U.S. dollars or on the Shenzhen stock exchange in Hong Kong dollars.According to the Index Provider, security selection for the Index will be conducted in the following manner: 1.The selection universe for the Index begins with all securities in the Base Index. 2.The Index Provider then removes any duplicate (multiple share classes) securities and securities which do not meet the Index Provider’s liquidity screens; and stocks with a consolidated market capitalization less than or equal to the mid-cap breakpoint (50th percentile) as calculated by Nasdaq. As of March 31, 2026, the mid-cap breakpoint was $4.450 billion. The Index Provider may include stocks below the mid-cap breakpoint in order to reach a predetermined minimum number of eligible stocks. Securities from the same issuer will be subject to conditions controlled by the Index Provider to determine Index eligibility. 3.The remaining securities in the universe are then ranked on both growth and value factors. Each security receives the best style rank from this step as its selection score. 4.The top 50 securities based on the selection score determined in step 3 comprise the “selected securities.” The selected securities are then split into quintiles based on their selection score, with higher scoring quintiles receiving a greater weight in the Index. 5.The Index is subject to industry weighting constraints which are set at 15% above the industry percentages of the Base Index. For example, if financial companies comprise 15% of the Base Index, the Index will be comprised of no more than 30% financials. A security will be moved to a lower weighted quintile when its weight, added to the weight assigned to all higher ranking securities in its industry, is greater than the industry weighting constraint. Securities that fail the industry weighting constraints at the lowest quintile will be removed from the Index.The Index is rebalanced and reconstituted semi-annually and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s semi-annual rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 50 securities and the Fund had significant investments in financial companies, industrial companies, materials companies and Chinese issuers, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of March 31, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. In order to gain exposure to certain Chinese companies that are included in the Index but are unavailable to direct investment by foreign investors, the Fund invests significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of March 31, 2026, the Index was composed of 50 securities and the Fund had significant investments in financial companies, industrial companies, materials companies and Chinese issuers, although this may change from time to time.